Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail)	12 Months Ended
	Dec. 31, 2024 unit_ExchangeRate $ / oz	Dec. 31, 2023 $ / oz unit_ExchangeRate	Dec. 31, 2022 unit_ExchangeRate $ / oz	Dec. 31, 2024 R / kg	Dec. 31, 2024 $ / oz	Dec. 31, 2024 $ / t	Dec. 31, 2023 R / kg	Dec. 31, 2023 $ / oz	Dec. 31, 2023 $ / t	Dec. 31, 2022 R / kg	Dec. 31, 2022 $ / oz	Dec. 31, 2022 $ / t
Disclosure of changes in accounting estimates [line items]
Nominal discount rate	19.90%
Discount rates – real		19.90%
Life-of-mine		7 years
South Africa
Disclosure of changes in accounting estimates [line items]
Nominal discount rate	15.90%	16.80%	16.30%
Inflation rate	4.60%	4.50%	5.40%
Ghana
Disclosure of changes in accounting estimates [line items]
Resource value (in USD per ounce) | $ / oz	70	79	71
Discount rates – real	12.90%	13.50%	15.90%
Peru
Disclosure of changes in accounting estimates [line items]
Resource value (in USD per ounce) | $ / oz			30
Discount rates – real	8.30%	7.70%	8.10%
Australia
Disclosure of changes in accounting estimates [line items]
Discount rates – real	6.70%	6.20%	6.30%
Chile
Disclosure of changes in accounting estimates [line items]
Resource value (in USD per ounce) | $ / oz	36	40	29
Discount rates – real	8.70%	8.90%	9.10%
South deep
Disclosure of changes in accounting estimates [line items]
Life-of-mine	85 years	73 years	74 years
Tarkwa
Disclosure of changes in accounting estimates [line items]
Life-of-mine	11 years	12 years	13 years
Damang
Disclosure of changes in accounting estimates [line items]
Life-of-mine	1 year	2 years	3 years
Cerro Corona
Disclosure of changes in accounting estimates [line items]
Life-of-mine	6 years	7 years	8 years
St Ives
Disclosure of changes in accounting estimates [line items]
Life-of-mine	9 years	8 years	8 years
Agnew
Disclosure of changes in accounting estimates [line items]
Life-of-mine	5 years	5 years	5 years
Granny Smith
Disclosure of changes in accounting estimates [line items]
Life-of-mine	10 years	11 years	10 years
Gruyere
Disclosure of changes in accounting estimates [line items]
Life-of-mine	8 years	9 years	11 years
Salares Norte
Disclosure of changes in accounting estimates [line items]
Life-of-mine	11 years	10 years	10 years
Year 1
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	2,590	1,910	1,740	1,465,000	4,020		1,110,000	2,830		925,000	2,500
Copper price per tonne | $ / t						9,600			8,500			7,700
Year 1 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	17.59	18.08	16.53
Year 1 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.64	0.67	0.70
Year 2
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	2,550	1,875	1,730	1,420,000	3,810		1,060,000	2,690		925,000	2,400
Copper price per tonne | $ / t						10,050			8,700			8,150
Year 2 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	17.32	17.58	16.63
Year 2 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.67	0.70	0.72
Year 3
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	2,470	1,800	1,700	1,410,000	3,670		1,030,000	2,570		925,000	2,350
Copper price per tonne | $ / t						10,260			8,900			8,150
Year 3 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	17.76	17.80	16.92
Year 3 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.67	0.70	0.72
Year 4
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	2,400	1,760	1,650	1,370,000	3,510		1,020,000	2,500		900,000	2,250
Copper price per tonne | $ / t						10,600			8,600			8,150
Year 4 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	17.76	18.03	16.97
Year 4 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.68	0.70	0.73
Year 5 onwards
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	2,160	1,720	1,620	1,233,000	3,120		990,000	2,430		875,000	2,200
Copper price per tonne | $ / t						9,260			8,400			7,700
Year 5 onwards | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	17.76	17.90	16.80
Year 5 onwards | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.69	0.71	0.74